Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 161,148	$ 117,192	$ 128,851
Cash and cash equivalents - Fair Value	161,148	117,192
Restricted cash - Carrying Amount	10,648	10,005	$ 10,059
Restricted cash - Fair Value	10,648	10,005
Margin deposits - Carrying Amount	4,270	5,849
Margin deposits - Fair Value	4,270	5,849
Long-term receivable (including short-term portion) - Carrying Amount	35,930	35,904
Long-term receivable (including short-term portion) - Fair Value	35,930	35,904
Financial liability - Carrying Amount	(3,702)	(4,193)
Financial liability - Fair Value	(3,702)	(4,193)
Obligations under operating leases- Carrying Amount	(73,511)	(88,573)
Obligations under operating leases- Fair Value	(73,511)	(88,573)
Debt and other financial liabilities - Carrying Amount	(1,485,035)	(1,380,648)
Debt and other financial liabilities - Fair Value	$ (1,485,035)	$ (1,380,648)